Employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2024
Employee Benefits Expense
Schedule of employee benefits expense
	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Salaries, wages and bonuses	524,521	472,611
Directors’ remuneration	373,093	110,651
Directors’ fees	64,002	-
Employer’s contribution to defined contribution plans including Central Provident Fund	60,679	53,577
Other short term benefit	27,602	2,221
	1,049,897	639,060